GCAT 2023-NQM1 Trust ABS-15G

Exhibit 99.15

Client Name:
Client Project Name:	GCAT 2023-NQM1
Start - End Dates:	7/14/2019 - 2/17/2022
Deal Loan Count:	10

Loan Level Tape Compare Upload

Loans in Report	10
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
445610140836	XXXXXX	Property Type	Low Rise Condo (1-4)	High Rise Condo (9+)
525845309316	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
491032204085	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
460291559374	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
460291559374	XXXXXX	Property Type	Detached PUD	Attached PUD

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